Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance,December31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	42	2	6	68
Balance, December 31, 2018	288	222	42	8	42	602

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	1	-	486	491
Camp operations	-	-	-	-	2,943	2,943
Corporate social responsibility	1	1	-	-	58	60
Drilling expenses	219	-	-	-	4,270	4,489
Environment, health and safety	-	-	-	-	135	135
Geology	40	17	20	-	662	739
Geophysics	29	-	1	-	824	854
Infrastructure	-	-	-	-	31	31
Helicopter charter aircraft	-	-	-	-	4,138	4,138
Property maintenance	2	2	-	-	18	22
Technical studies	-	-	-	-	15	15
	293	22	22	-	13,580	13,917
Balance, December 31, 2018	1,431	209	22	-	62,215	63,877
Total, December 31, 2018	1,719	431	64	8	62,257	64,479

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	10	8	3	16	37
Balance, December 31, 2017	278	214	6	36	534

Exploration
Balance, December 31, 2016	1,085	173	-	36,587	37,845
Administration	2	-	-	516	518
Corporate social responsibility	-	-	-	37	37
Drilling expenses	-	-	-	3,337	3,337
Environment, health and safety	-	-	-	99	99
Camp operations	-	-	-	3,004	3,004
Helicopter charter aircraft	-	-	-	3,058	3,058
Geology	48	14	-	691	753
Geophysics	2	-	-	1,014	1,016
Infrastructure	-	-	-	255	255
Property maintenance	-	-	-	7	7
Technical studies	1	-	-	30	31
	53	14	-	12,048	12,115
Balance, December 31,2017	1,138	187	-	48,635	49,960
Total, December 31, 2017	1,416	401	6	48,671	50,494